MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2011
MAJOR CUSTOMERS
MAJOR CUSTOMERS

26.               MAJOR CUSTOMERS

No customer accounted for more than 10% of total revenue in the years ended December 31, 2009, 2010 and 2011.

The customer holding the largest accounts receivable represents 5% and 7% of the total accounts receivable at December 31, 2010 and 2011, respectively. The customer holding the second largest accounts receivable balance represents 4% and 6% of the accounts receivable balance at December 31, 2010 and 2011, respectively.